Accounts Receivable	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable

3. Accounts Receivable

The Company extends credit on an unsecured basis to most of its customers. The Company’s exposure to expected credit losses depends on the financial condition of its customers and other macroeconomic factors beyond the Company’s control, such as deteriorating conditions in the world economy or in the industries the Company serves, changes in oil prices and political instability. While the Company actively manages its credit exposure and works to respond to both changes in the customers’ financial conditions or macroeconomic events, there can be no guarantee the Company will be able to mitigate all of these risks successfully.

The Company performs ongoing credit evaluations of its customers and adjusts credit limits based upon payment history and the customer’s current creditworthiness based on expected exposure. The payment terms with customers are based on each customer’s creditworthiness and are generally 30 to 90 days, although certain markets and other customer-specific factors may warrant longer payment terms. Accounts receivable balances that are not paid within the terms of the sales agreement may be subject to finance fees based on the outstanding balance. Although the Company analyses customers’ payment history and expected creditworthiness, since the Company extends credit on an unsecured basis to most of its customers, there is a possibility that any accounts receivable not collected may ultimately need to be written off.

The Company had accounts receivable of $36,679,605 and $25,125,851 as of December 31, 2024 and 2023, respectively, of which accounts receivable from the top five customers accounted for $28,781,534 and $14,487,032 as at December 31, 2024 and 2023, represented approximately 78.5% (the largest of which accounted for 30.4%) and 57.7% (the largest of which accounted for 15.6%) of total accounts receivable, respectively. The Company has no allowance for doubtful accounts as of December 31, 2024 and 2023 and no bad debt expense for the years then ended.

As the Group was offered certain invoice factoring facilities with a commercial bank (see Note 7), invoices sold under the non-recourse basis were not recorded as accounts receivable in the Company’s consolidated financial statements.

During the year ended December 31, 2024, the Company was offered a loan facility backed by accounts receivable of certain qualifying customers. The accounts receivable utilized to back the loan drawn under this arrangement remained as accounts receivable in the Company’s consolidated financial statements

Subsequent to December 31, 2024, all accounts receivable recorded on December 31, 2024 have been collected substantially within their respective credit periods.